Intangible assets - Impairment testing of goodwill (Details) $ in Thousands		12 Months Ended
	Sep. 30, 2018 $ / T	Dec. 31, 2018 USD ($)
Disclosure of impairment testing of goodwill
Zinc (US$ per ton)	2,517
Copper (US$ per ton)	6,478
Percentage of reasonably possible decrease in long-term metal price	20.00%
Zinc price after reasonably possible decrease in long-term metal price (US$ per ton)	2,014
Increase (decrease) in profit due to reasonably possible decrease in long-term metal price | $		$ (180,534)
Percentage of reasonably possible increase in discount rate	20.00%
Increase (decrease) in profit due to reasonably possible increase in discount rate | $		$ 0
Brazil
Disclosure of impairment testing of goodwill
Percentage of reasonably possible increase in discount rate	11.98%
Peru
Disclosure of impairment testing of goodwill
Percentage of reasonably possible increase in discount rate	10.34%
Minimum
Disclosure of impairment testing of goodwill
Mines LOM	9 years
Greenfield LOM	12 years
Maximum
Disclosure of impairment testing of goodwill
Mines LOM	21 years
Greenfield LOM	24 years